Significant Accounting Policies - Estimated Useful Lives for Intangible Assets with Finite Lives (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives for the intangible assets with finite lives	7 years	7 years	7 years
Domain Name [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives for the intangible assets with finite lives	20 years	20 years	20 years
Bottom of Range [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives for the intangible assets with finite lives	2 years	2 years	2 years
Bottom of Range [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives for the intangible assets with finite lives	1 year	1 year	1 year
Top of Range [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives for the intangible assets with finite lives	10 years	10 years	10 years
Top of Range [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives for the intangible assets with finite lives	10 years	10 years	10 years